CAPITAL AND FINANCIAL RISK MANAGEMENT - Capital management (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Capital and financial risk management
Long-term debt and credit facilities	$ 1,837.4	$ 1,735.0
Total debt	1,837.4	1,735.0
Common shareholders' equity	$ 5,318.5	$ 4,506.7
Total debt/ total debt and common shareholders' equity ratio	25.70%	27.80%
Minimum
Capital and financial risk management
Company target	0.00%	0.00%
Maximum
Capital and financial risk management
Company target	30.00%	30.00%